Summary of significant accounting policies - Consolidated Trusts (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2017 CNY (¥)
Assets:
Cash and cash equivalents	$ 114,389,028			¥ 1,069,361,250	¥ 746,388,408		¥ 1,005,980,251
Restricted cash	130,595,324			208,345,389	852,134,486		514,323,181
Accounts receivable and contract assets, net	63,342,085				413,307,108		771,154,249
Short-term investment	919,540				6,000,000
Loan receivable from Xiaoying Housing Loans, net	189,429,343				1,236,026,461		289,553,016
Loans at fair value	243,024,044				1,585,731,888		2,782,332,885
Deposits to institutional cooperators, net	139,145,346				907,923,380		518,720,216
Prepaid expenses and other current assets	61,881,428				403,776,319		707,449,614
Financial guarantee derivative	45,659,474				297,928,066		719,962,262
Deferred tax assets, net	95,360,639				622,228,169		497,518,672
Long-term investments	45,305,012				295,615,200		292,142,341
Property and equipment, net	1,706,758				11,136,599		20,138,951
Intangible assets, net	5,737,993				37,440,407		35,126,704
Other non-current assets	7,886,338				51,458,356		68,771,724
TOTAL ASSETS	1,149,120,262				7,498,009,708		8,280,632,478
Liabilities:
Payable to investors at fair value	293,361,480				1,914,183,650		3,006,349,475
Guarantee liabilities	1,500,326			20,898,201	9,789,626	$ 2,678,207	17,475,303	¥ 545,169,033
Financial guarantee derivative	19,991,125				130,442,090
Short-term bank borrowings	53,723,372				350,545,000
Accrued payroll and welfare	5,330,396				34,780,834		63,648,476
Other tax payable	11,199,578				73,077,245		58,085,777
Income tax payable	11,634,774				75,916,903		340,995,447
Accrued expenses and other liabilities	49,616,618				323,748,430		274,439,480
Other non-current liabilities	4,232,175				27,614,943		42,299,924
Deferred tax liabilities							1,309,468
TOTAL LIABILITIES	677,695,948				4,421,966,056		3,913,526,810
Net revenue	336,085,434	¥ 2,192,957,458	¥ 3,088,049,995	3,540,600,044
Net income (loss)	(200,530,488)	(1,308,461,441)	774,475,992	883,056,836
Net cash provided by (used in) operating activities	(104,097,256)	(679,234,601)	600,566,742	5,354,151
Net cash provided by (used in) investing activities	(567,792,817)	(3,704,848,130)	(3,079,780,993)	412,870,517
Net cash provided by (used in) financing activities	688,231,741	4,490,712,113	2,711,188,159	181,789,413
Consolidated Trusts
Assets:
Restricted cash	73,081,167				476,854,616		449,978,760
Loans at fair value	243,024,044				1,585,731,888		2,782,332,885
Prepaid expenses and other current assets	1,740,875				11,359,212		37,073,985
TOTAL ASSETS	317,846,086				2,073,945,716		3,269,385,630
Liabilities:
Payable to investors at fair value	293,361,480				1,914,183,650		3,006,349,475
Other tax payable	514,561				3,357,513		2,636,517
Accrued expenses and other liabilities	11,432,340				74,596,014		52,677,466
TOTAL LIABILITIES	305,308,381				1,992,137,177		3,061,663,458
Net revenue	50,773,953	331,300,043	340,613,941	61,475,364
Net income (loss)	(3,033,789)	(19,795,471)	227,051,351	41,986,452
Net cash provided by (used in) operating activities	(3,092,574)	(20,179,042)	123,521,027	12,547,230
Net cash provided by (used in) investing activities	174,593,214	1,139,220,723	(2,684,753,233)	676,499,516
Net cash provided by (used in) financing activities	(167,381,735)	(1,092,165,825)	3,006,349,475	(696,800,000)
Consolidated Trusts | One of the subsidiaries
Assets:
Loans at fair value					64,375,517		93,000,000
VIEs and Consolidated Trusts
Assets:
Cash and cash equivalents	26,113,443				170,390,218		336,512,754
Restricted cash	74,310,743				484,877,600		449,978,760
Accounts receivable and contract assets, net							466,630,408
Short-term investment	919,540				6,000,000
Loan receivable from Xiaoying Housing Loans, net	7,278,228				47,490,437		89,535,665
Loans at fair value	243,024,044				1,585,731,888		2,782,332,885
Deposits to institutional cooperators, net	86,647				565,372
Prepaid expenses and other current assets	10,151,111				66,235,998		429,093,130
Financial guarantee derivative	45,659,474				297,928,066		719,962,262
Deferred tax assets, net	44,077,685				287,606,896		420,822,781
Long-term investments	44,768,613				292,115,200		277,126,560
Property and equipment, net	953,318				6,220,398		14,396,986
Intangible assets, net	4,663,829				30,431,482		6,091,145
Other non-current assets	1,059,618				6,914,006		44,169,105
TOTAL ASSETS	503,066,293				3,282,507,561		6,036,652,441
Liabilities:
Payable to investors at fair value	293,361,480				1,914,183,650		3,006,349,475
Guarantee liabilities							11,140,899
Financial guarantee derivative	19,991,125				130,442,090
Short-term bank borrowings	2,865,900				18,700,000
Accrued payroll and welfare	1,535,220				10,017,308		22,677,991
Other tax payable	5,686,391				37,103,700		34,725,447
Income tax payable	7,409,899				48,349,593		227,047,349
Accrued expenses and other liabilities	35,335,504				230,564,165		103,479,695
Other non-current liabilities	266,595				1,739,541		26,683,382
Deferred tax liabilities							688,209
TOTAL LIABILITIES	366,452,114				¥ 2,391,100,047		¥ 3,432,792,447
Net revenue	115,671,284	754,755,127	2,650,594,409	2,168,665,965
Net income (loss)	(27,665,688)	(180,518,614)	(14,609,225)	408,242,461
Net cash provided by (used in) operating activities	(29,264,531)	(190,951,068)	442,501,953	(243,451,042)
Net cash provided by (used in) investing activities	173,669,455	1,133,193,197	(2,706,673,269)	451,499,516
Net cash provided by (used in) financing activities	$ (164,515,835)	¥ (1,073,465,825)	¥ 2,808,349,475	¥ (498,800,000)
Percentage of consolidated revenues	0.00%	0.00%	86.00%	61.00%
Percentage of consolidated total assets	0.00%	0.00%	73.00%
Percentage of consolidated total liabilities	54.00%	54.00%	88.00%